Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Operations And Comprehensive Income
Revenue from mining operations	$ 34,116	$ 33,359	$ 34,692
Cost of sales	27,850	22,106	22,961
Mine operating income	6,266	11,253	11,731
Operating expenses
General and administrative expenses	3,565	3,313	3,789
Share-based payments	630	2,018	1,218
Income (loss) before other items	2,071	5,922	6,724
Other items
Interest and other income	221	246	52
Unrealized gain (loss) on long-term investments	(5)	5	(2)
Fair value adjustment on warrant liability	1,304	563	8
Unrealized foreign exchange gain (loss)	(802)	(935)	156
Finance cost	(444)	(157)	(142)
Accretion of reclamation provision	(378)	(248)	(215)
Interest expense	(109)	(103)	(126)
Gain on sale of asset	175
Net income before income taxes	2,033	5,293	6,455
Income taxes
Current income tax expense	(1,052)	(2,911)	(3,434)
Deferred income tax recovery (expense)	645	140	(1,005)
Income tax expense	(407)	(2,771)	(4,439)
Net income	1,626	2,522	2,016
Other comprehensive income (loss)
Currency translation differences	(2,051)	2,383	(95)
Total comprehensive income (loss)	$ (425)	$ 4,905	$ 1,921
Earnings per share
Basic	$ 0.03	$ 0.05	$ 0.05
Diluted	$ 0.03	$ 0.05	$ 0.05
Weighted average number of common shares outstanding
Basic	56,851,626	52,523,454	42,695,999
Diluted	60,000,637	53,320,009	43,791,451